SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Intangible Assets (Details) - Infrastructure Systems and Computer Software	12 Months Ended
Feb. 29, 2016
Minimum
Intangible assets
Amortization Period	2 years
Maximum
Intangible assets
Amortization Period	3 years